UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6-30-2004
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     James M. Myers Research, Inc.
          ----------------------------------------------------------------------
Address:  126 Cottage Place
          ----------------------------------------------------------------------
          Charlotte, NC  28207
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-  5384
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     H.K. Hallett
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    704-333-1710
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ H.K. Hallett                    Charlotte, NC  28207              7-13-2004
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  34
                                        -------------------

Form 13F Information Table Value Total:  $ 13,984
                                        -------------------
                                            (thousands)

List of Other Included Managers:

NONE

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:             ITEM 7:             ITEM 8:
----------------------- --------------  ---------  ----------  -------- ------------------- ------------------  --------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT            MANAGERS       VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                         ----- ------ -------
                                                     VALUE      AMOUNT  ------- ----- ------                     (A)    (B)    (C)
                                                                          (A)    (B)   (C)                      SOLE   SHARED  NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
ABBOTT LABS                 COM        002824100    409,638    10,050     sole                                   10,050
AMEREN CORP COM             COM        023608102    210,504     4,900     sole                                    4,900
AMGEN INC                   COM        031162100    234,378     4,295     sole                                    4,295
ANHEUSER BUSCH COS INC      COM        035229103    342,900     6,350     sole                                    6,350
BANK OF AMER CORP           COM        060505104    549,607     6,495     sole                                    6,495
BEMIS COMPANY INC           COM        081437105    333,350    11,800     sole                                   11,800
BERKSHIRE HATHAWAY CL A     COM        084670108    533,700         6     sole                                        6
BERKSHIRE HATHAWAY CL B     COM        084670207    981,060       332     sole                                      332
CHEVRON TEXACO CORP         COM        166764100    430,930     4,579     sole                                    4,579
COLGATE PALMOLIVE CO        COM        194162103    339,063     5,801     sole                                    5,801
CONAGRA INC COM             COM        205887102    418,386    15,450     sole                                   15,450
CONOCOPHILLIPS              COM        20825C104    450,158     5,901     sole                                    5,901
CONSOLIDATED EDISON INC     COM        209115104    254,464     6,400     sole                                    6,400
DTE ENERGY CO               COM        233331107    308,104     7,600     sole                                    7,600
ENERGY EAST CORP            COM        29266M109    403,784    16,651     sole                                   16,651
EXXON MOBIL CORP            COM        30231G102    488,480    10,999     sole                                   10,999
FIRST DATA CORP             COM        319963104    379,756     8,530     sole                                    8,530
GENERAL ELECTRIC CO         COM        369604103    227,966     7,036     sole                                    7,036
HCA  INC                    COM        404119109    318,163     7,650     sole                                    7,650
JEFFERSON PILOT CORP        COM        475070108    449,631     8,851     sole                                    8,851
KEYCORP NEW                 COM        493267108    381,097    12,750     sole                                   12,750
MINNESOTA MNG & MFG         COM        88579Y101    360,040     4,000     sole                                    4,000
PEPSICO INC                 COM        713448108    538,800    10,000     sole                                   10,000
PFIZER INC                  COM        717081103    469,636    13,700     sole                                   13,700
PG&E CORP                   COM        69331C108    690,118    24,700     sole                                   24,700
PIEDMONT NAT GAS INC        COM        720186105    399,282     9,351     sole                                    9,351
PITNEY BOWES INC            COM        724479100    413,295     9,340     sole                                    9,340
SCANA CORP                  COM        80589M102    419,746    11,541     sole                                   11,541
UNITED TECHNOLOGIES CORP    COM        913017109    297,310     3,250     sole                                    3,250
VODAFONE GROUP PLC NEW      COM        92857W100    295,035    13,350     sole                                   13,350
WACHOVIA CORP 2ND NEW       COM        929903102    427,956     9,617     sole                                    9,617
WGL HOLDINGS INC            COM        92924F106    501,223    17,452     sole                                   17,452
WILLIS GROUP HLDGS LTD      COM        G96655108    365,137     9,750     sole                                    9,750
XCEL ENERGY INC             COM        98389b100    361,771    21,650     sole                                   21,650